S000006639 [Member] Performance Management - Loomis Sayles Securitized Asset Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.
The bar chart and the table do not reflect any “wrap fees” that a participant in a “wrap” program may be required to pay to a program’s sponsor. See the section “Management” in the Statutory Prospectus. A “wrap fee” will reduce your return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart [Heading]	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2023, 7.10% Lowest Quarterly Return: First Quarter 2022, -4.89%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes.
Performance Availability Website Address [Text]	www.loomissayles.com
Performance Availability Phone [Text]	800-633-3330
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022